POST-EMPLOYMENT BENEFITS - Rollforward of the present value of defined benefit obligations (Details) - Present value of the defined benefit obligations - Defined benefit pension plan - BRL (R$)
R$ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined Pension Benefits
Value of actuarial liabilities at the start of the year	R$ 26,134,809	R$ 23,086,781
Subsidiaries held for sale		(170,122)
Current cost of service	95,428	97,890
Taxes on actuarial liabilities	2,209,849	2,115,384
Benefits paid during the year	(2,195,889)	(1,956,093)
Regular stakeholder's contributions	9,810	(64,413)
Loss on actuarial liabilities arising from reassessment	4,409,531	3,025,383
Actuarial losses arising from financial assumption changes	6,067,232	2,613,642
Actuarial losses arising from adjustments from experience	(1,657,701)	411,741
Present value of actuarial liabilities at the end of the year	R$ 30,663,539	R$ 26,134,809